Inventories, Net - Additional Information (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Feb. 02, 2024	Dec. 31, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Inventories, net	$ 7,971	$ 3,500	$ 5,515	$ 4,567